Short-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Nov. 30, 2018
Short-term Debt [Line Items]
Short-term debt (note 5)	$ 10,000	$ 50,000
Short-term Debt [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 80,000	$ 40,000
Debt Instrument, Term	6 months
Short-term Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.70%	5.00%
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Debt Covenant, Required Capital Invested	$ 20,000
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Debt Covenant, Required Capital Invested	$ 30,000
London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%